SCHEDULE OF OTHER INTANGIBLE ASSETS AND AMORTIZATION (Details) - USD ($)		12 Months Ended
	May 29, 2020	May 31, 2021
Accounts Receivable [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 8,752,000
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 806,000
Useful Life	10 years	10 years
Customer Relationships - ATL [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 5,605,000
Useful Life	15 years	15 years
Customer Relationships - BOS [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 310,000
Useful Life	12 years	12 years
Customer Relationships - NYC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 1,718,000
Useful Life	14 years
Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cost Basis	$ 313,000
Useful Life	3 years	3 years